Pioneer Floating Rate Trust

Schedule of Investments | August 31, 2020

Ticker Symbol: PHD

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 138.1%
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 115.7% of Net Assets*(a)
	Aerospace & Defense - 4.3%
1,217,289	American Airlines, Inc., 2017 Class B Term Loan, 2.162% (LIBOR + 200 bps), 12/15/23	$ 969,336
1,250,000	Delta Air Lines, Inc., Term Loan, 5.75% (LIBOR + 475 bps), 4/29/23	1,249,414
1,661,250	Jazz Acquisition, Inc., First Lien Initial Term Loan, 4.41% (LIBOR + 425 bps), 6/19/26	1,387,144
500,000	JetBlue Airways Corp., Term Loan, 6.25% (LIBOR + 525 bps), 6/17/24	500,000
1,250,000	Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 6.25% (LIBOR + 525 bps), 6/21/27	1,261,518
2,479,975	MRO Holdings, Inc., Initial Term Loan, 5.308% (LIBOR + 500 bps), 6/4/26	1,825,108
1,949,898	Peraton Corp. (fka MHVC Acquisition Corp.), First Lien Initial Term Loan, 6.25% (LIBOR + 525 bps), 4/29/24	1,930,399
2,967,580	WP CPP Holdings LLC, First Lien Initial Term Loan, 4.5% (LIBOR + 350 bps), 4/30/25	2,566,987
	Total Aerospace & Defense	$11,689,906
	Airlines - 0.9%
2,462,500	Allegiant Travel Co., Replacement Term Loan, 3.254% (LIBOR + 300 bps), 2/5/24	$2,302,438
	Total Airlines	$2,302,438
	Automobile - 5.7%
2,135,537	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.0% (LIBOR + 225 bps), 4/6/24	$2,087,155
1,589,460	Commercial Vehicle Group, Inc., Initial Term Loan, 11.5% (LIBOR + 1,050 bps), 4/12/23	1,434,488
1,603,756	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 3.5% (LIBOR + 275 bps), 11/8/23	1,555,786
2,000,000	Drive Chassis Holdco LLC, Second Lien Term B Loan, 8.518% (LIBOR + 825 bps), 4/10/26	1,880,000
2,842,695	IXS Holdings, Inc., Initial Term Loan, 6.0% (LIBOR + 500 bps), 3/5/27	2,792,948
2,367,670	Navistar, Inc., Tranche B Term Loan, 3.66% (LIBOR + 350 bps), 11/6/24	2,319,132
818,028	Superior Industries International, Inc., Replacement Term Loan, 3.656% (LIBOR + 350 bps), 5/22/24	754,631
1,706,111	Thor Industries, Inc., Initial USD Term Loan, 3.938% (LIBOR + 375 bps), 2/1/26	1,697,581
1,012,827	TI Group Automotive Systems LLC, Initial US Term Loan, 3.25% (LIBOR + 250 bps), 6/30/22	995,102
	Total Automobile	$15,516,823
	Banking - 0.4%
1,193,796	Nouryon Finance BV (aka AkzoNobel), Initial Dollar Term Loan, 3.164% (LIBOR + 300 bps), 10/1/25	$1,165,870
	Total Banking	$1,165,870
	Beverage, Food & Tobacco - 1.5%
3,477,871	Chobani LLC (Chobani Idaho LLC), First Lien New Term Loan, 4.5% (LIBOR + 350 bps), 10/10/23	$3,457,220
500,000	Froneri International, Ltd., Second Lien Facility, 5.906% (LIBOR + 575 bps), 1/31/28	496,250
	Total Beverage, Food & Tobacco	$3,953,470
	Broadcasting & Entertainment - 1.1%
1,492,500	Creative Artists Agency LLC, Closing Date Term Loan, 3.906% (LIBOR + 375 bps), 11/27/26	$1,423,938
1,018,339	Sinclair Television Group, Inc., Tranche B Term Loan, 2.41% (LIBOR + 225 bps), 1/3/24	995,681
491,263	Sinclair Television Group, Inc., Tranche B-2b Term Loan, 2.66% (LIBOR + 250 bps), 9/30/26	479,841
	Total Broadcasting & Entertainment	$2,899,460
	Building Materials - 1.3%
808,289	Circor International, Inc., New Term Loan, 4.25% (LIBOR + 325 bps), 12/11/24	$ 791,871
1,451,748	CPG International LLC (fka CPG International, Inc.), New Term Loan, 4.75% (LIBOR + 375 bps), 5/5/24	1,451,068
1,455,000	WKI Holding Co., Inc. (aka World Kitchen), Initial Term Loan, 5.0% (LIBOR + 400 bps), 5/1/24	1,404,984
	Total Building Materials	$3,647,923
	Buildings & Real Estate - 2.5%
1,500,000	American Bath Group LLC, First Lien Replacement Term Loan, 5.0% (LIBOR + 400 bps), 9/30/23	$1,496,250
246,990	Builders FirstSource, Inc., Refinancing Term Loan, 4.0% (LIBOR + 300 bps), 2/29/24	244,444
997,389	C.H.I. Overhead Doors, Inc., First Lien Initial Term Loan, 4.25% (LIBOR + 325 bps), 7/29/22	991,779
1,492,386	Ply Gem Midco, Inc., Initial Term Loan, 3.918% (LIBOR + 375 bps), 4/12/25	1,470,466
2,848,819	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.072% (LIBOR + 500 bps), 9/29/23	2,463,516
	Total Buildings & Real Estate	$6,666,455
	Chemicals - 0.9%
339,150	Innophos Holdings, Inc., Initial Term Loan, 3.906% (LIBOR + 375 bps), 2/5/27	$ 335,123
1,000,000(b)	PLZ Aeroscience Corp., Incremental Term Loan, 8/3/26	990,000
1,000,000(b)	Tank Holding Corp., First Lien 2020 Refinancing Term Loan (LIBOR + 350 bps), 3/26/26	975,208
	Total Chemicals	$2,300,331
	Chemicals, Plastics & Rubber - 2.8%
425,074	Core & Main LP, Initial Term Loan, 3.75% (LIBOR + 275 bps), 8/1/24	$ 417,104
265,000	Emerald Performance Materials LLC, Initial Term Loan, 5.0% (LIBOR + 400 bps), 8/12/25	265,663
1,980,000	Hexion, Inc., USD Term Loan, 3.8% (LIBOR + 350 bps), 7/1/26	1,950,300
1,540,502	Reynolds Group Holdings, Inc., Incremental US Term Loan, 2.906% (LIBOR + 275 bps), 2/5/23	1,522,958
2,610,951	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 3.219% (LIBOR + 300 bps), 9/23/24	2,563,160
437,813	Twist Beauty International Holdings SA, Facility B2, 4.0% (LIBOR + 300 bps), 4/22/24	421,942
	Total Chemicals, Plastics & Rubber	$7,141,127
	Computerc & Electronics - 0.7%
1,798,317	CornerStone OnDemand, Inc., Term Loan, 4.433% (LIBOR + 425 bps), 4/22/27	$1,796,819
	Total Computerc & Electronics	$1,796,819
	Computers & Electronics - 5.2%
235,320	Applied Systems, Inc., First Lien Closing Date Term Loan, 4.25% (LIBOR + 325 bps), 9/19/24	$ 234,633
Principal Amount USD ($)		Value
	Computers & Electronics - (continued)
2,750,000	Applied Systems, Inc., Second Lien Initial Term Loan, 8.0% (LIBOR + 700 bps), 9/19/25	$2,790,392
2,216,786	Chloe OX Parent LLC, Initial Term Loan, 5.5% (LIBOR + 450 bps), 12/23/24	2,111,489
1,760,138	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 4.406% (LIBOR + 425 bps), 6/26/25	1,557,722
1,250,000(b)	LogMeIn, Inc., Term Loan, 8/14/27	1,221,094
3,160,000	Pitney Bowes, Inc., Incremental Tranche B Term Loan, 5.66% (LIBOR + 550 bps), 1/7/25	3,066,518
230,000	Presidio Holdings, Inc., Initial Term Loan, 3.77% (LIBOR + 350 bps), 1/22/27	227,125
2,671,682	Ultra Clean Holdings, Inc., Term Loan B, 4.656% (LIBOR + 450 bps), 8/27/25	2,671,682
	Total Computers & Electronics	$13,880,655
	Construction & Building - 0.5%
1,258,999	QUIKRETE Holdings, Inc., First Lien Initial Term Loan, 2.656% (LIBOR + 250 bps), 2/1/27	$1,230,042
	Total Construction & Building	$1,230,042
	Consumer Nondurables - 0.6%
1,492,500	Sunshine Luxembourg VII S.a.r.l., Facility B1, 5.322% (LIBOR + 425 bps), 10/1/26	$1,491,007
	Total Consumer Nondurables	$1,491,007
	Consumer Services - 1.6%
4,247,087	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), First Lien 2019 Refinancing Term B-1 Loan, 4.25% (LIBOR + 325 bps), 9/23/26	$4,239,566
	Total Consumer Services	$4,239,566
	Containers, Packaging & Glass - 0.8%
725,000	Graham Packaging Co., Inc., Initial Term Loan, 4.5% (LIBOR + 375 bps), 8/4/27	$ 724,698
1,492,500	Pregis TopCo LLC, First Lien Initial Term Loan, 3.906% (LIBOR + 375 bps), 7/31/26	1,473,221
	Total Containers, Packaging & Glass	$2,197,919
	Diversified & Conglomerate Manufacturing - 2.9%
866,357	ExamWorks Group, Inc. (fka Gold Merger Co., Inc.), Term B-1 Loan, 4.322% (LIBOR + 325 bps), 7/27/23	$ 866,357
3,854,092	Garda World Security Corp., Initial Term Loan, 4.93% (LIBOR + 475 bps), 10/30/26	3,855,900
3,285,996	Pelican Products, Inc., First Lien Term Loan, 4.5% (LIBOR + 350 bps), 5/1/25	3,138,126
	Total Diversified & Conglomerate Manufacturing	$7,860,383
	Diversified & Conglomerate Service - 12.5%
1,960,664	Albany Molecular Research, Inc., First Lien Initial Term Loan, 4.25% (LIBOR + 325 bps), 8/30/24	$1,933,704
1,000,000	Albany Molecular Research, Inc., Second Lien Initial Term Loan, 8.0% (LIBOR + 700 bps), 8/30/25	972,500
2,231,021	Alion Science & Technology Corp., First Lien Replacement Term Loan, 4.75% (LIBOR + 375 bps), 7/23/24	2,247,753
3,149,175	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial Term Loan, 4.406% (LIBOR + 425 bps), 7/10/26	3,130,148
995,000	AVSC Holding Corp. (aka PSAV, Inc.) 2019 First Lien Incremental Term Loan, 5.5% (LIBOR + 450 bps), 10/15/26	722,619
2,041,732	AVSC Holding Corp. (aka PSAV, Inc.), First Lien Initial Term Loan, 4.25% (LIBOR + 325 bps), 3/3/25	1,484,339
3,129,586	CB Poly Investments LLC, First Lien Closing Date Term Loan, 5.5% (LIBOR + 450 bps), 8/16/23	2,542,788
1,002,355	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 3.75% (LIBOR + 300 bps), 2/3/25	960,695
2,428,742	DTI Holdco, Inc., Replacement B-1 Term Loan, 5.75% (LIBOR + 475 bps), 9/29/23	1,995,362
1,106,875	DynCorp International, Inc., Term Loan, 7.0% (LIBOR + 600 bps), 8/18/25	1,097,190
990,000	Emerald 2, Ltd., First Lien Initial Term B-1 Loan, 3.558% (LIBOR + 325 bps), 7/10/26	973,912
3,554,297	First Brands Group LLC, First Lien Tranche B-3 Term Loan, 8.5% (LIBOR + 750 bps), 2/2/24	3,469,882
1,411,521	Gates Global LLC, Initial B-2 Dollar Term Loan, 3.75% (LIBOR + 275 bps), 4/1/24	1,396,700
1,571,827	GHX Ultimate Parent Corp., First Lien Initial Term Loan, 4.25% (LIBOR + 325 bps), 6/28/24	1,548,250
1,327,624	Intrado Corp., Incremental Term B-1 Loan, 4.5% (LIBOR + 350 bps), 10/10/24	1,180,874
2,397,669	Intrado Corp., Initial Term B Loan, 5.0% (LIBOR + 400 bps), 10/10/24	2,148,412
1,979,861	Mitchell International, Inc., First Lien Initial Term Loan, 3.406% (LIBOR + 325 bps), 11/29/24	1,883,343
807,655	Sound Inpatient Physicians, Inc., Second Lien Initial Term Loan, 6.905% (LIBOR + 675 bps), 6/26/26	787,968
3,965,755	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	3,338,670
	Total Diversified & Conglomerate Service	$33,815,109
	Electric & Electrical - 1.5%
4,031,015	Rackspace Technology Global, Inc., First Lien Term B Loan, 4.0% (LIBOR + 300 bps), 11/3/23	$3,990,704
	Total Electric & Electrical	$3,990,704
	Electronics - 2.6%
850,000	BY Crown Parent LLC, Initial B-1 Term Loan, 4.0% (LIBOR + 300 bps), 2/2/26	$ 845,750
3,708,627	Natel Engineering Co., Inc., Initial Term Loan, 6.072% (LIBOR + 500 bps), 4/30/26	3,124,518
3,268,777	Scientific Games International, Inc., Initial Term B-5 Loan, 3.472% (LIBOR + 275 bps), 8/14/24	3,065,064
	Total Electronics	$7,035,332
	Entertainment & Leisure - 0.3%
887,994	Motion Acquisition, Ltd., Facility B1, 4.322% (LIBOR + 325 bps), 11/12/26	$ 813,748
107,012	Motion Acquisition, Ltd., Facility B2, 4.322% (LIBOR + 325 bps), 11/12/26	99,655
	Total Entertainment & Leisure	$ 913,403
	Farming & Agriculture - 0.1%
143,810	Dole Food Co., Inc., Tranche B Term Loan, 3.75% (LIBOR + 275 bps), 4/6/24	$ 142,641
	Total Farming & Agriculture	$ 142,641
	Financial Services - 2.6%
1,438,531	Baring Private Equity Asia VI Holding (2), Ltd., First Lien Initial Dollar Term Loan, 4.0% (LIBOR + 300 bps), 10/26/22	$1,406,164
Principal Amount USD ($)		Value
	Financial Services - (continued)
2,378,183	Blackhawk Network Holdings, Inc., First Lien Term Loan, 3.156% (LIBOR + 300 bps), 6/15/25	$2,252,337
1,250,000	Cardtronics USA, Inc., Initial Term Loan, 5.0% (LIBOR + 400 bps), 6/29/27	1,252,604
1,905,288	Everi Payments, Inc., Term B Loan, 3.822% (LIBOR + 275 bps), 5/9/24	1,838,603
100,000	Everi Payments, Inc., Term Loan, 11.5% (LIBOR + 1,050 bps), 5/9/24	103,000
	Total Financial Services	$6,852,708
	Foreign Government - 0.4%
1,000,000	Commonwealth of The Bahamas, Term Loan, 5.815% (LIBOR + 550 bps), 8/19/21	$ 980,000
	Total Foreign Government	$ 980,000
	Forest Products - 0.5%
1,314,219	ProAmpac PG Borrower LLC, First Lien Initial Term Loan, 4.5% (LIBOR + 350 bps), 11/20/23	$1,300,667
	Total Forest Products	$1,300,667
	Gaming and Hotels - 0.2%
439,135	PCI Gaming Authority, Term B Facility Loan, 2.656% (LIBOR + 250 bps), 5/29/26	$ 426,935
	Total Gaming and Hotels	$ 426,935
	Healthcare - 2.8%
2,000,000	Loire UK Midco 3, Ltd., Facility B, 3.656% (LIBOR + 350 bps), 4/21/27	$1,937,500
1,200,000(b)	Milano Acquisition Corp., Term Loan B, 8/17/27	1,194,000
3,233,750	Option Care Health, Inc., Term B Loan, 4.656% (LIBOR + 450 bps), 8/6/26	3,227,014
1,386,035	Phoenix Guarantor, Inc. (aka Brightspring), First Lien Tranche B-1 Term Loan, 3.412% (LIBOR + 325 bps), 3/5/26	1,364,551
	Total Healthcare	$7,723,065
	Healthcare & Pharmaceuticals - 9.1%
1,044,651	Alkermes, Inc., 2023 Term Loan, 2.42% (LIBOR + 225 bps), 3/27/23	$1,036,816
3,220,280	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 3.656% (LIBOR + 350 bps), 9/26/24	3,148,829
1,500,000	Alphabet Holding Co., Inc. (aka Nature's Bounty), Second Lien Initial Term Loan, 7.906% (LIBOR + 775 bps), 9/26/25	1,450,782
497,482	Auris Luxembourg III S.a r.l., Facility B2, 3.906% (LIBOR + 375 bps), 2/27/26	459,238
1,985,000	Curium BidCo S.a.r.l., Facility B, 4.822% (LIBOR + 375 bps), 7/9/26	1,974,247
4,047,614	Endo Luxembourg Finance Co. I S.a.r.l., Initial Term Loan, 5.0% (LIBOR + 425 bps), 4/29/24	3,917,078
1,492,500	FC Compassus LLC, Initial Term Loan, 6.072% (LIBOR + 500 bps), 12/31/26	1,443,994
2,963,637	Kindred Healthcare LLC, Closing Date Term Loan, 5.188% (LIBOR + 500 bps), 7/2/25	2,963,636
2,536,707	NMN Holdings III Corp., First Lien Closing Date Term Loan, 3.656% (LIBOR + 350 bps), 11/13/25	2,416,213
750,000	Parexel International Corp., Initial Term Loan, 2.906% (LIBOR + 275 bps), 9/27/24	728,813
2,239,388	Sotera Health Holdings LLC, First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 12/11/26	2,238,828
2,992,500	Upstream Newco, Inc., First Lien Initial Term Loan, 4.656% (LIBOR + 450 bps), 11/20/26	2,917,687
	Total Healthcare & Pharmaceuticals	$24,696,161
	Healthcare, Education & Childcare - 5.4%
1,500,000	Alliance HealthCare Services, Inc., Second Lien Initial Term Loan, 11.0% (LIBOR + 1,000 bps), 4/24/24	$ 671,250
2,894,775	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 4.572% (LIBOR + 350 bps), 5/10/23	2,694,856
2,711,142	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25	2,515,262
1,091,695	Life Time Fitness, Inc., 2017 Refinancing Term Loan, 3.75% (LIBOR + 275 bps), 6/10/22	1,029,831
1,413,103	LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), First Lien Term B Loan, 3.906% (LIBOR + 375 bps), 11/16/25	1,388,882
1,809,736	Quorum Health Corp., Term Loan, 9.25% (LIBOR + 825 bps), 4/29/25	1,696,627
538,650	Surgery Center Holdings, Inc., 2020 Incremental Term Loan, 9.0% (LIBOR + 800 bps), 9/3/24	547,740
3,977,475	U.S. Renal Care, Inc., Initial Term Loan, 5.188% (LIBOR + 500 bps), 6/26/26	3,895,439
	Total Healthcare, Education & Childcare	$14,439,887
	Hotel, Gaming & Leisure - 3.0%
2,224,651	Caesars Resort Collection LLC, Term B Loan, 2.906% (LIBOR + 275 bps), 12/23/24	$2,098,124
1,100,000	Caesars Resort Collection LLC, Term B-1 Loan, 4.726% (LIBOR + 450 bps), 7/21/25	1,069,521
258,722	Flutter Entertainment plc, USD Term Loan, 3.808% (LIBOR + 350 bps), 7/10/25	259,353
231,125	Golden Nugget Online Gaming, Inc., 2020 Buyback Term Loan, 13.0% (LIBOR + 1,200 bps), 10/4/23	268,105
18,875	Golden Nugget Online Gaming, Inc., 2020 Initial Term Loan, 13.0% (LIBOR + 1,200 bps), 10/4/23	21,895
1,994,405	Golden Nugget, Inc. (aka Landry's, Inc.), Initial Term B Loan, 3.25% (LIBOR + 250 bps), 10/4/23	1,792,850
1,000,000	Hanjin International Corp. (aka Wilshire Grand Center), Initial Term Loan, 2.656% (LIBOR + 250 bps), 10/19/20	940,000
1,443,250	Penn National Gaming, Inc., Term B-1 Facility Loan, 3.0% (LIBOR + 225 bps), 10/15/25	1,398,550
	Total Hotel, Gaming & Leisure	$7,848,398
	Insurance - 3.6%
994,975	Alliant Holdings Intermediate LLC, 2019 New Term Loan, 3.433% (LIBOR + 325 bps), 5/9/25	$ 973,707
525,000(b)	AqGen Ascensus, Inc., First Lien Seventh Amendment Replacement Term Loan, 12/3/26	522,375
2,063,564	Confie Seguros Holding II Co., Term B Loan, 5.75% (LIBOR + 475 bps), 4/19/22	1,967,481
1,252,341	Integro Parent, Inc., First Lien Initial Term Loan, 6.75% (LIBOR + 575 bps), 10/31/22	1,211,640
1,385,220	MPH Acquisition Holdings LLC, Initial Term Loan, 3.75% (LIBOR + 275 bps), 6/7/23	1,374,109
1,732,500	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2019 Term Loan, 4.156% (LIBOR + 400 bps), 9/3/26	1,711,308
250,000	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2020 Term Loan, 5.25% (LIBOR + 425 bps), 9/3/26	249,531
Principal Amount USD ($)		Value
	Insurance - (continued)
1,624,075	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 3.308% (LIBOR + 300 bps), 5/16/24	$1,585,097
	Total Insurance	$9,595,248
	Leasing - 0.5%
1,466,250	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 4.058% (LIBOR + 375 bps), 9/11/23	$1,374,609
	Total Leasing	$1,374,609
	Leisure & Entertainment - 1.6%
397,702	24 Hour Fitness Worldwide, Inc., DIP New Money Term Loan, 11.0% (LIBOR + 1,000 bps), 6/17/21	$ 382,788
1,479,968(c)	24 Hour Fitness Worldwide, Inc., Term Loan, 3.808% (LIBOR + 350 bps), 5/30/25	295,994
1,994,950	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Term B-1 Loan, 4.08% (LIBOR + 300 bps), 4/22/26	1,561,048
1,650,000	Carnival Corp., Initial Advance Term Loan, 8.5% (LIBOR + 750 bps), 6/30/25	1,623,188
928,057	Fitness International LLC, Term B Loan, 4.322% (LIBOR + 325 bps), 4/18/25	533,633
	Total Leisure & Entertainment	$4,396,651
	Machinery - 2.6%
1,424,790	Blount International, Inc., New Refinancing Term Loan, 4.75% (LIBOR + 375 bps), 4/12/23	$1,419,447
851,429	CTC AcquiCo GmbH, Facility B2, 3.006% (LIBOR + 275 bps), 3/7/25	790,764
1,243,750	MHI Holdings LLC, Initial Term Loan, 5.156% (LIBOR + 500 bps), 9/21/26	1,234,422
1,065,947	NN, Inc., Tranche B Term Loan, 6.5% (LIBOR + 575 bps), 10/19/22	1,053,022
2,008,760	Shape Technologies Group, Inc., Initial Term Loan, 3.183% (LIBOR + 300 bps), 4/21/25	1,489,831
1,035,865	Welbilt, Inc. (fka Manitowoc Foodservice, Inc.), Term B Loan, 2.656% (LIBOR + 250 bps), 10/23/25	934,869
	Total Machinery	$6,922,355
	Media - 2.6%
3,486,066	Altice France SA, USD TLB-13 Incremental Term Loan, 4.75% (LIBOR + 400 bps), 8/14/26	$3,435,229
1,985,000	Diamond Sports Group LLC, Term Loan, 3.41% (LIBOR + 325 bps), 8/24/26	1,687,250
1,805,421	Quincy Media, Inc. (fka Quincy Newspapers, Inc.), Term Loan B, 4.05% (LIBOR + 300 bps/PRIME + 200 bps), 11/2/22	1,778,340
	Total Media	$6,900,819
	Metals & Mining - 3.7%
1,815,745	Atkore International, Inc., First Lien Initial Incremental Term Loan, 3.75% (LIBOR + 275 bps), 12/22/23	$1,811,777
2,546,050	Big River Steel LLC, Closing Date Term Loan, 6.0% (LIBOR + 500 bps), 8/23/23	2,544,988
1,512,309	BWay Holding Co., Initial Term Loan, 3.523% (LIBOR + 325 bps), 4/3/24	1,438,899
875,000	Oxbow Carbon LLC, First Lien Tranche B Term Loan, 3.906% (LIBOR + 375 bps), 1/4/23	853,125
2,895,109	Phoenix Services International LLC, Term B Loan, 4.75% (LIBOR + 375 bps), 3/1/25	2,744,019
748,293	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 3.75% (LIBOR + 275 bps), 8/14/24	725,845
	Total Metals & Mining	$10,118,653
	Oil & Gas - 1.8%
541,750	Centurion Pipeline Co. LLC (fka Lotus Midstream LLC), Initial Term Loan, 3.406% (LIBOR + 325 bps), 9/29/25	$ 523,466
614,063	NorthRiver Midstream Finance LP, Initial Term B Loan, 3.552% (LIBOR + 325 bps), 10/1/25	597,879
1,609,222	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 7.0% (LIBOR + 600 bps), 5/13/22	313,798
3,712,358	Traverse Midstream Partners LLC, Advance, 5.0% (LIBOR + 400 bps), 9/27/24	3,416,917
	Total Oil & Gas	$4,852,060
	Personal, Food & Miscellaneous Services - 2.9%
2,520,037	IRB Holding Corp. (aka Arby's/Buffalo Wild Wings), 2020 Replacement Term B Loan, 3.75% (LIBOR + 275 bps), 2/5/25	$2,433,018
1,997,100	Knowlton Development Corp., Inc., Initial Term Loan, 4.058% (LIBOR + 375 bps), 12/22/25	1,972,136
1,662,061	Parfums Holding Co., Inc., First Lien Initial Term Loan, 4.256% (LIBOR + 400 bps), 6/30/24	1,630,897
2,000,000	Parfums Holding Co., Inc., Second Lien Initial Term Loan, 9.75% (LIBOR + 875 bps), 6/30/25	1,820,000
	Total Personal, Food & Miscellaneous Services	$7,856,051
	Printing & Publishing - 1.2%
1,396,500	Nielsen Finance LLC, Dollar Term B-5 Loan, 4.75% (LIBOR + 375 bps), 6/4/25	$1,404,065
2,049,911	Trader Corp., First Lien 2017 Refinancing Term Loan, 4.0% (LIBOR + 300 bps), 9/28/23	2,003,788
	Total Printing & Publishing	$3,407,853
	Professional & Business Services - 6.6%
997,500	AI Convoy (Luxembourg) S.a.r.l., Facility B, 4.65% (LIBOR + 350 bps), 1/18/27	$ 976,303
1,496,250	APX Group, Inc., Initial Loan, 5.158% (LIBOR + 500 bps/PRIME + 400), 12/31/25	1,481,521
2,977,462	athenahealth, Inc., First Lien Term B Loan, 4.818% (LIBOR + 450 bps), 2/11/26	2,962,575
990,000	Blackstone CQP Holdco LP, Initial Term Loan, 3.806% (LIBOR + 350 bps), 9/30/24	974,902
2,488,731	Clear Channel Outdoor Holdings, Inc., Term B Loan, 3.761% (LIBOR + 350 bps), 8/21/26	2,263,449
1,488,750	Ensemble RCM LLC, Closing Date Term Loan, 4.011% (LIBOR + 375 bps), 8/3/26	1,480,376
1,485,000	MYOB US Borrower LLC, First Lien Initial US Term Loan, 4.156% (LIBOR + 400 bps), 5/6/26	1,416,319
2,005,630	Pre-Paid Legal Services, Inc. (aka LegalShield), First Lien Initial Term Loan, 3.406% (LIBOR + 325 bps), 5/1/25	1,947,132
1,139,730	SIWF Holdings, Inc. (aka Spring Window Fashions), First Lien Initial Term Loan, 5.322% (LIBOR + 425 bps), 6/15/25	1,083,692
350,000	STG-Fairway Holdings LLC, First Lien Term Facility, 4.322% (LIBOR + 325 bps), 1/31/27	336,802
735,000	Tosca Services LLC, First Lien Term Loan, 5.25% (LIBOR + 425 bps), 8/18/27	737,756
Principal Amount USD ($)		Value
	Professional & Business Services - (continued)
1,925,193	Verscend Holding Corp., Term B Loan, 4.656% (LIBOR + 450 bps), 8/27/25	$1,917,171
	Total Professional & Business Services	$17,577,998
	Retail - 5.5%
4,453,335	Bass Pro Group LLC, Initial Term Loan, 6.072% (LIBOR + 500 bps), 9/25/24	$4,445,261
2,233,750	Dealer Tire LLC, Term B-1 Loan, 4.406% (LIBOR + 425 bps), 12/12/25	2,189,075
2,214,505	Michaels Stores, Inc., 2018 New Replacement Term B Loan, 3.534% (LIBOR + 250 bps), 1/30/23	2,132,152
1,958,481	PetSmart, Inc., Amended Term Loan, 5.0% (LIBOR + 400 bps), 3/11/22	1,957,874
3,201,851	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.751% (LIBOR + 450 bps), 9/12/24	2,855,650
1,496,203	United Natural Foods, Inc., Initial Term Loan, 4.406% (LIBOR + 425 bps), 10/22/25	1,464,140
	Total Retail	$15,044,152
	Securities & Trusts - 1.9%
2,521,442	KSBR Holding Corp., Initial Term Loan, 4.244% (LIBOR + 325 bps), 4/15/26	$2,515,138
2,326,255	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	2,209,942
670,390	Stonepeak Lonestar Holdings LLC, Initial Term Loan, 4.773% (LIBOR + 450 bps), 10/19/26	663,686
	Total Securities & Trusts	$5,388,766
	Telecommunications - 1.9%
1,769,458	Commscope, Inc., Initial Term Loan, 3.406% (LIBOR + 325 bps), 4/6/26	$1,739,184
800,000(b)	Windstream Services LLC (fka Windstream Corp.), Exit Term B Loan, 8/24/27	777,500
2,610,000	Xplornet Communications, Inc., Initial Term Loan, 4.906% (LIBOR + 475 bps), 6/10/27	2,584,988
	Total Telecommunications	$5,101,672
	Textile & Apparel - 0.9%
2,482,481	Adient US LLC, Initial Term Loan, 4.428% (LIBOR + 425 bps), 5/6/24	$2,358,357
	Total Textile & Apparel	$2,358,357
	Transport - 0.4%
1,120,861	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 4.5% (LIBOR + 350 bps), 3/20/25	$1,091,438
	Total Transport	$1,091,438
	Transportation - 0.7%
2,206,549	Envision Healthcare Corp., Initial Term Loan, 3.906% (LIBOR + 375 bps), 10/10/25	$1,610,781
253,633(d)	Syncreon Group BV, Second Out Term Loan, 1.0% (6% PIK 1% cash), 4/1/25	208,613
	Total Transportation	$1,819,394
	Utilities - 2.6%
673,328	Compass Power Generation LLC, Tranche B-1 Term Loan, 4.5% (LIBOR + 350 bps), 12/20/24	$ 663,509
2,106,309	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 4.75% (LIBOR + 375 bps), 10/2/25	2,095,220
1,984,899	Edgewater Generation LLC, Term Loan, 3.906% (LIBOR + 375 bps), 12/13/25	1,921,099
1,000,000	Hamilton Projects Acquiror LLC, Term Loan, 5.75% (LIBOR + 475 bps), 6/17/27	1,001,250
1,455,000	PG&E Corp., Term Loan, 5.5% (LIBOR + 450 bps), 6/23/25	1,434,084
	Total Utilities	$7,115,162
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $321,228,210)	$311,066,442
Shares
	COMMON STOCK - 0.0%† of Net Assets
	Specialty Retail - 0.0%†
91,346+^(e)	Targus Cayman SubCo., Ltd.	$ 120,577
	Total Specialty Retail	$ 120,577
	TOTAL COMMON STOCK
	(Cost $232,203)	$ 120,577
Principal Amount USD ($)
	ASSET BACKED SECURITIES - 1.3% of Net Assets
1,000,000(a)	522 Funding Clo I, Ltd., Series 2019-4A, Class E, 7.272% (3 Month USD LIBOR + 700 bps), 4/20/30 (144A)	$ 873,952
1,000,000(a)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 4.972% (3 Month USD LIBOR + 470 bps), 11/28/30 (144A)	828,066
1,000,000(a)	Madison Park Funding XXII, Ltd., Series 2016-22A, Class ER, 6.975% (3 Month USD LIBOR + 670 bps), 1/15/33 (144A)	893,830
1,000,000(a)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class DRR, 7.265% (3 Month USD LIBOR + 700 bps), 2/14/31 (144A)	888,491
	TOTAL ASSET BACKED SECURITIES
	(Cost $3,933,468)	$3,484,339
	COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4% of Net Assets
4,100,000(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 9.425% (1 Month USD LIBOR + 925 bps), 11/25/39 (144A)	$3,131,735
760,000(a)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 12.425% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	745,343
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $4,860,000)	$3,877,078
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4% of Net Assets
249,928(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 6.385% (1 Month USD LIBOR + 623 bps), 1/25/27 (144A)	$ 240,245
625,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class D, 4.162% (1 Month USD LIBOR + 400 bps), 5/15/36 (144A)	489,347
Principal Amount USD ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.0%, 5/15/48 (144A)	$ 397,278
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,642,568)	$1,126,870
	CORPORATE BONDS - 16.7% of Net Assets
	Advertising - 0.5%
1,250,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$1,193,750
	Total Advertising	$1,193,750
	Banks - 0.7%
1,000,000(f)(g)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	$ 995,000
700,000(f)(g)	Credit Suisse Group AG, 7.5% (5 Year USD Swap Rate + 460 bps) (144A)	755,020
	Total Banks	$1,750,020
	Building Materials - 0.4%
996,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	$1,099,962
	Total Building Materials	$1,099,962
	Chemicals - 0.8%
1,000,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	$1,002,500
1,000,000	OCI NV, 6.625%, 4/15/23 (144A)	1,037,500
	Total Chemicals	$2,040,000
	Coal - 0.6%
2,000,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$1,792,500
	Total Coal	$1,792,500
	Commercial Services - 1.4%
1,380,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$1,528,350
1,000,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	1,050,000
495,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	508,613
574,000	Sotheby's, 7.375%, 10/15/27 (144A)	585,480
	Total Commercial Services	$3,672,443
	Computers - 0.0%†
100,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	$ 107,750
	Total Computers	$ 107,750
	Diversified Financial Services - 1.0%
1,700,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$1,177,250
440,000	Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/28 (144A)	463,188
1,000,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	1,087,820
	Total Diversified Financial Services	$2,728,258
	Engineering & Construction - 0.4%
1,000,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)	$1,061,250
	Total Engineering & Construction	$1,061,250
	Entertainment - 1.0%
1,000,000	Colt Merger Sub, Inc., 8.125%, 7/1/27 (144A)	$1,060,000
1,500,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	1,642,500
	Total Entertainment	$2,702,500
	Environmental Control - 0.7%
940,000	Covanta Holding Corp., 5.0%, 9/1/30	$ 963,782
1,000,000	Tervita Corp., 7.625%, 12/1/21 (144A)	838,170
	Total Environmental Control	$1,801,952
	Forest Products & Paper - 0.6%
1,515,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	$1,628,625
	Total Forest Products & Paper	$1,628,625
	Healthcare-Services - 0.5%
1,000,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	$1,080,000
395,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)	404,875
	Total Healthcare-Services	$1,484,875
	Holding Companies-Diversified - 0.5%
1,520,000	VistaJet Malta Finance plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$1,368,000
	Total Holding Companies-Diversified	$1,368,000
	Home Builders - 0.4%
1,000,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$1,027,500
85,000	Winnebago Industries, Inc., 6.25%, 7/15/28 (144A)	90,925
	Total Home Builders	$1,118,425
	Housewares - 0.0%†
70,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$ 74,900
	Total Housewares	$ 74,900
	Iron & Steel - 0.9%
625,000	Carpenter Technology Corp., 6.375%, 7/15/28	$ 653,067
1,645,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	1,814,567
	Total Iron & Steel	$2,467,634
	Leisure Time - 0.0%†
105,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	$ 110,513
	Total Leisure Time	$ 110,513
	Lodging - 0.3%
1,000,000	Station Casinos LLC, 4.5%, 2/15/28 (144A)	$ 950,600
	Total Lodging	$ 950,600
Principal Amount USD ($)		Value
	Machinery-Diversified - 0.4%
1,000,000	Maxim Crane Works Holdings Capital LLC, 10.125%, 8/1/24 (144A)	$1,001,600
	Total Machinery-Diversified	$1,001,600
	Media - 0.7%
1,500,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	$ 843,750
1,000,000	Sinclair Television Group, Inc., 5.5%, 3/1/30 (144A)	977,200
	Total Media	$1,820,950
	Mining - 1.0%
1,000,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	$1,037,500
430,000	Joseph T Ryerson & Son, Inc., 8.5%, 8/1/28 (144A)	469,775
1,000,000	Novelis Corp., 4.75%, 1/30/30 (144A)	1,013,470
	Total Mining	$2,520,745
	Miscellaneous Manufacturers - 0.4%
1,000,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	$1,027,500
	Total Miscellaneous Manufacturers	$1,027,500
	Oil & Gas - 0.5%
1,500,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	$1,435,155
	Total Oil & Gas	$1,435,155
	Oil & Gas Services - 0.3%
2,500,000	FTS International, Inc., 6.25%, 5/1/22	$ 875,000
	Total Oil & Gas Services	$ 875,000
	Pharmaceuticals - 0.4%
1,000,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.5%, 7/31/27 (144A)	$1,082,500
	Total Pharmaceuticals	$1,082,500
	REITs - 0.8%
1,000,000	iStar, Inc., 4.75%, 10/1/24	$ 997,500
1,065,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	1,125,609
	Total REITs	$2,123,109
	Retail - 0.9%
1,000,000	Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (144A)	$ 991,370
1,250,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)	1,262,500
	Total Retail	$2,253,870
	Transportation - 0.6%
1,000,000(a)	Golar LNG Partners LP, 6.506% (3 Month USD LIBOR + 625 bps), 11/22/21	$ 870,000
800,000(a)	Golar LNG Partners LP, 8.38% (3 Month USD LIBOR + 810 bps), 11/15/22 (144A)	672,000
	Total Transportation	$1,542,000
	TOTAL CORPORATE BONDS
	(Cost $45,263,691)	$44,836,386
	INSURANCE-LINKED SECURITIES - 1.2% of Net Assets#
	Event Linked Bond - 0.1%
	Windstorm - U.S. Regional - 0.1%
250,000(a)	Matterhorn Re, 7.099% (3 Month U.S. Treasury Bill + 700 bps), 12/7/21 (144A)	$ 251,975
	Total Event Linked Bond	$ 251,975
Face Amount USD ($)		Value
	Collateralized Reinsurance - 0.0%†
	Multiperil - Worldwide - 0.0%†
27,000+(e)(h)	Limestone Re 2019-2, 3/1/23 (144A)	$ 47,088
300,000+(e)(h)	Resilience Re, 4/6/21	30
		$ 47,118
	Windstorm - Florida - 0.0%†
250,000+(e)(h)	Formby Re 2018, 2/28/21	$ 44,229
	Total Collateralized Reinsurance	$ 91,347
	Reinsurance Sidecars - 1.1%
	Multiperil - U.S. - 0.0%†
250,000+(e)(h)	Carnoustie Re 2017, 11/30/21	$ 32,950
250,000+(e)(i)	Harambee Re 2018, 12/31/21	9,000
250,000+(i)	Harambee Re 2019, 12/31/22	5,800
		$ 47,750
	Multiperil - Worldwide - 1.1%
3,037+(i)	Alturas Re 2019-2, 3/10/22	$ 26,930
246,000+(e)(i)	Alturas Re 2020-2, 3/10/23	266,320
250,000+(e)(h)	Artex Sac, Ltd. Bantry Re, 2016, 3/31/21	20,150
1,270,809+(e)(h)	Berwick Re 2018-1, 12/31/21	154,657
907,913+(e)(h)	Berwick Re 2019-1, 12/31/22	962,388
3,800+(e)(h)	Eden Re II, 3/22/23 (144A)	31,737
20,000+(h)	Eden Re II, 3/22/22 (144A)	12,997
250,000+(e)(h)	Gleneagles Re 2016, 11/30/20	7,800
300,000+(e)(i)	Lorenz Re 2018, 7/1/21	13,110
199,590+(e)(i)	Lorenz Re 2019, 6/30/22	19,300
300,000+(e)(h)	Merion Re 2018-2, 12/31/21	319,500
400,000+(e)(h)	Pangaea Re 2018-1, 12/31/21	8,422
400,000+(e)(h)	Pangaea Re 2018-3, 7/1/22	8,297
327,699+(e)(h)	Pangaea Re 2019-1, 2/1/23	6,828
294,125+(e)(h)	Pangaea Re 2019-3, 7/1/23	295,881
Face Amount USD ($)		Value
	Multiperil - Worldwide - (continued)
324,259+(e)(h)	Pangaea Re 2020-1, 2/1/24	$ 341,345
100,000+(e)(h)	Sector Re V, 12/1/24 (144A)	99,955
150,000+(h)	Sector Re V, Series 8, Class C, 12/1/23 (144A)	50,078
400,000+(e)(h)	St. Andrews Re 2017-1, 2/1/21	27,120
347,597+(e)(h)	St. Andrews Re 2017-4, 6/1/21	34,204
253,645+(e)(h)	Woburn Re 2018, 12/31/21	26,136
244,914+(e)(h)	Woburn Re 2019, 12/31/22	114,628
		$2,847,783
	Total Reinsurance Sidecars	$2,895,533
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $3,458,902)	$3,238,855
Shares
	INVESTMENT COMPANY - 1.4% of Net Assets
80,752	SPDR Blackstone/GSO Senior Loan ETF	$3,619,304
	TOTAL INVESTMENT COMPANY
	(Cost $3,201,327)	$3,619,304
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 138.1%
	(Cost $383,820,369)	$371,369,851
	OTHER ASSETS AND LIABILITIES - (38.1)%	$(102,462,741)
	NET ASSETS - 100.0%	$268,907,110

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2020, the value of these securities amounted to $47,436,654, or 17.6% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at August 31, 2020.

^	Security is valued using fair value methods (other than supplied by independent pricing services).
+	Security that used significant unobservable inputs to determine its value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at August 31, 2020.
(b)	This term loan will settle after August 31, 2020, at which time the interest rate will be determined.
(c)	Security is in default.
(d)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(e)	Non-income producing security.
(f)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at August 31, 2020.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Issued as participation notes.
(i)	Issued as preference shares.
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	3,037	26,930
Alturas Re 2020-2	1/1/2020	246,000	266,320
Artex Sac, Ltd. Bantry Re, 2016	2/6/2019	20,150	20,150
Berwick Re 2018-1	1/10/2018	242,108	154,657
Berwick Re 2019-1	12/31/2018	907,913	962,388
Carnoustie Re 2017	1/5/2017	59,439	32,950
Eden Re II	12/15/2017	1,195	12,997
Eden Re II	1/22/2019	3,800	31,737
Formby Re 2018	7/9/2018	37,012	44,229
Gleneagles Re 2016	1/14/2016	-	7,800
Harambee Re 2018	12/19/2017	25,307	9,000
Harambee Re 2019	12/20/2018	-	5,800
Limestone Re 2019-2	6/20/2018	27,000	47,088
Lorenz Re 2018	6/26/2018	82,010	13,110
Lorenz Re 2019	6/26/2019	64,926	19,300
Matterhorn Re	4/30/2020	250,000	251,975
Merion Re 2018-2	12/28/2017	300,000	319,500
Pangaea Re 2018-1	12/26/2017	57,203	8,422
Pangaea Re 2018-3	5/31/2018	96,345	8,297
Pangaea Re 2019-1	1/9/2019	3,440	6,828
Pangaea Re 2019-3	7/25/2019	294,125	295,881
Pangaea Re 2020-1	1/21/2020	324,259	341,345
Resilience Re	4/13/2017	980	30
Sector Re V	1/1/2020	100,000	99,955
Sector Re V, Series 8, Class C	12/4/2018	82,093	50,078
Restricted Securities	Acquisition date	Cost	Value
St. Andrews Re 2017-1	1/5/2017	27,099	27,120
St. Andrews Re 2017-4	3/31/2017	-	34,204
Woburn Re 2018	3/20/2018	97,282	26,136
Woburn Re 2019	2/14/2019	106,178	114,627
Total Restricted Securities			3,238,854
% of Net assets			1.2%

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of August 31, 2020, in valuing the Trust's investments:

	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$–	$311,066,442	$–	$311,066,442
Common Stock
Specialty Retail	–	–	120,577	120,577
Asset Backed Securities	–	3,484,339	–	3,484,339
Collateralized Mortgage Obligations	–	3,877,078	–	3,877,078
Commercial Mortgage-Backed Securities	–	1,126,870	–	1,126,870
Corporate Bonds	–	44,836,386	–	44,836,386
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Worldwide	–	–	47,118	47,118
Windstorm - Florida	–	–	44,229	44,229
Reinsurance Sidecars
Multiperil - U.S.	–	–	47,750	47,750
Multiperil - Worldwide	–	–	2,847,783	2,847,783
All Other Insurance-Linked Securities	–	251,975	–	251,975
Investment Company	3,619,304	–	–	3,619,304
Total Investments in Securities	$3,619,304	$364,643,090	$3,107,457	$371,369,851

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Balance as of 11/30/19	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Accrued discounts/ premiums	Balance as of 8/31/20
Common Stocks
Health Care Technology	$2,096	$312,342	$–	$–	$(314,438)	$–	$–
Specialty Retail	108,702	–	11,875	–	–	–	120,577
Insurance-Linked Securities Collateralized
Reinsurance
Multiperil - U.S. Regional	248,379	–	(11,494)	–	(236,885)	–	–
Multiperil - Worldwide	397,211	(32,920)	55,240	–	(372,413)	–	47,118
Windstorm - Florida	79,929	–	(1,912)	–	(33,788)	–	44,229
Reinsurance Sidecars
Multiperil - U.S.	386,450	–	(24,324)	–	(314,376)	–	47,750
Multiperil - Worldwide	3,710,611	(70,256)	114,932	670,259	(1,577,885)	122	2,847,783
Total	$4,933,378	$209,166	$144,317	$670,259	$(2,849,785)	$122	$3,107,457

* Transfers are calculated on the beginning of period values. For the nine months ended August 31, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at August 31, 2020: $79,382.